Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net - Disclosure of Net Change in Property, Machinery and Equipment (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 11,054	$ 10,152	$ 11,272
Colombia [member]
Disclosure of detailed information about property, plant and equipment [line items]
ReclassificationsOfPropertyPlantAndEquipment	390
Property, plant and equipment	448
Dominican Republic [member] | Reclassification to assets as held for sale [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase decrease through transfers, property, plant and equipment		115
Philippines [member] | Divestiture of the operations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase decrease through transfers, property, plant and equipment		542
Guatemala [member] | Divestiture of the operations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase decrease through transfers, property, plant and equipment		$ 36
Panama [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase decrease through transfers, property, plant and equipment	$ 193